UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2013        (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks—93.8%
Consumer Discretionary—16.5%
Bed Bath & Beyond, Inc. (United States)*	5,221	$399,250
Carnival PLC (United Kingdom)	11,552	444,687
Coach, Inc. (United States)	5,199	276,223
Daimler AG (Germany)	6,540	453,691
Hennes & Mauritz AB, B Shares (Sweden)	26,314	983,395
Honda Motor Co., Ltd. (Japan)	16,100	596,361
Hugo Boss AG (Germany)	8,571	995,136
Hyatt Hotels Corp., Class A (United States)*	8,006	362,271
Hyundai Motor Co. (South Korea)	1,790	370,125
Li & Fung, Ltd. (Hong Kong)	171,000	225,986
Lululemon Athletica, Inc. (Canada)*	5,221	363,225
NIKE, Inc., Class B (United States)	4,167	262,188
Nissan Motor Co., Ltd. (Japan)	84,834	885,852
Nitori Holdings Co., Ltd. (Japan)	2,174	185,476
PetSmart, Inc. (United States)	3,807	278,748
priceline.com, Inc. (United States)*	1,379	1,207,549
Publicis Groupe SA (France)	6,449	520,280
Ross Stores, Inc. (United States)	4,121	278,044
Toyota Motor Corp. (Japan)	5,571	338,999
Urban Outfitters, Inc. (United States)*	14,244	606,225
Viacom, Inc., Class B (United States)	3,885	282,711
Whitbread PLC (United Kingdom)	3,920	192,793
Total Consumer Discretionary		10,509,215
Consumer Staples—7.3%
Anheuser-Busch InBev N.V. (Belgium)	4,334	416,765
Archer-Daniels-Midland Co. (United States)	10,028	365,721
British American Tobacco PLC (United Kingdom)	15,763	840,911
Carlsberg A/S, Class B (Denmark)	3,956	391,805
Japan Tobacco, Inc. (Japan)	9,400	328,162
Jeronimo Martins SGPS, S.A. (Portugal)	38,229	755,301
Monster Beverage Corp. (United States)*	8,847	539,578
Philip Morris International, Inc. (United States)	7,465	665,729
TESCO PLC (United Kingdom)	64,592	361,067
Total Consumer Staples		4,665,039
Energy—8.6%
Apache Corp. (United States)	10,420	836,205
BG Group PLC (United Kingdom)	26,056	469,849
CNOOC, Ltd. (China)	135,200	244,351
Gazprom OAO, Sponsored ADR (Russia)	32,440	250,683
Inpex Corp. (Japan)	43	188,009
Noble Energy, Inc. (United States)	5,270	329,322

	Shares	Value
Occidental Petroleum Corp. (United States)	5,080	$452,374
Petroleo Brasileiro, S.A., ADR (Brazil)	19,400	264,616
Schlumberger, Ltd. (United States)	11,551	939,443
Superior Energy Services, Inc. (United States)*	8,006	205,114
Total SA (France)	8,775	467,607
Transocean, Ltd. (Switzerland)	17,551	827,705
Total Energy		5,475,278
Financials—17.5%
Allianz SE (Germany)	3,389	528,114
Banco Bradesco, S.A., ADR (Brazil)	27,740	338,983
Blackstone Group, L.P., The (United States)	26,590	599,604
BNP Paribas SA (France)	9,245	599,422
Credit Suisse Group AG (Switzerland)*	35,481	1,042,211
Goldman Sachs Group, Inc., The (United States)	3,002	492,418
HSBC Holdings PLC (United Kingdom)	54,276	616,224
Industrial & Commercial Bank of China, Ltd., Class H (China)	633,500	416,089
Intesa Sanpaolo S.p.A (Italy)	205,954	392,868
JPMorgan Chase & Co. (United States)	17,574	979,399
MetLife, Inc. (United States)	14,934	723,104
Ping An Insurance Group Co. of China, Ltd., Class H (China)	38,900	251,616
Sberbank of Russia, Sponsored ADR (Russia)	24,094	276,592
Schroders PLC (United Kingdom)	23,153	862,231
Societe Generale SA (France)	27,258	1,096,670
Sony Financial Holdings, Inc. (Japan)	19,380	317,897
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,981	775,798
Wells Fargo & Co. (United States)	19,376	842,856
Total Financials		11,152,096
Health Care—8.2%
Agilent Technologies, Inc. (United States)	18,630	833,320
Amgen, Inc. (United States)	3,043	329,526
Express Scripts Holding Co. (United States)*	16,891	1,107,205
Novo Nordisk A/S, Class B (Denmark)	2,576	437,060
Perrigo Co. (United States)	4,716	586,623
Sanofi (France)	5,517	577,542
Sonova Holding AG (Switzerland)*	8,506	938,767
St Jude Medical, Inc. (United States)	8,085	423,573
Total Health Care		5,233,616
Industrials—12.2%
Aggreko PLC (United Kingdom)	31,024	841,048
Assa Abloy AB, Class B (Sweden)	6,847	303,572

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—12.2% (continued)
CH Robinson Worldwide, Inc. (United States)	5,514	$328,745
Danaher Corp. (United States)	4,357	293,400
East Japan Railway Co. (Japan)	2,400	193,086
FANUC Corp. (Japan)	4,896	741,316
Fastenal Co. (United States)	6,064	297,197
Fiat Industrial S.p.A. (Italy)	41,478	512,097
General Electric Co. (United States)	14,934	363,942
Hutchison Whampoa, Ltd. (Hong Kong)	35,597	401,503
Kuehne + Nagel International AG (Switzerland)	3,896	471,508
Michael Page International PLC (United Kingdom)	84,311	573,832
Orkla ASA (Norway)	38,830	299,886
Prysmian S.p.A. (Italy)	14,278	290,285
Ryanair Holdings PLC, Sponsored ADR (Ireland)	16,885	869,915
United Continental Holdings, Inc. (United States)*	8,189	285,387
United Parcel Service, Inc., Class B (United States)	4,121	357,703
Wolseley PLC (Switzerland)	7,079	338,909
Total Industrials		7,763,331
Information Technology—17.9%
Apple, Inc. (United States)	2,751	1,244,827
Baidu, Inc., Sponsored ADR (China)*	4,373	578,592
Broadcom Corp., Class A (United States)	10,970	302,443
Check Point Software Technologies, Ltd. (Israel)*	19,136	1,077,548
Cognizant Technology Solutions Corp., Class A (United States)*	7,338	531,198
eBay, Inc. (United States)*	17,429	900,905
EMC Corp. (United States)	39,218	1,025,551
Google, Inc., Class A (United States)*	2,302	2,043,255
Infosys, Ltd., Sponsored ADR (India)	4,510	224,057
Lenovo Group, Ltd. (China)	316,500	288,198
Marvell Technology Group, Ltd. (Bermuda)	20,157	261,436
Microsoft Corp. (United States)	23,385	744,345
NVIDIA Corp. (United States)	19,527	281,775
QUALCOMM, Inc. (United States)	5,985	386,332
Samsung Electronics Co., Ltd., GDR (South Korea)	1,033	591,909
SAP AG (Germany)	6,050	443,294

	Shares	Value
Synopsys, Inc. (United States)*	7,614	$282,023
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	14,848	252,119
Total Information Technology		11,459,807
Materials—2.9%
BHP Billiton PLC (United Kingdom)	7,828	224,074
CRH PLC (Ireland)	16,099	338,805
Israel Chemicals, Ltd. (Israel)	35,171	280,462
Newmont Mining Corp. (United States)	9,106	273,180
Praxair, Inc. (United States)	2,728	327,824
Syngenta AG (Switzerland)	966	381,968
Total Materials		1,826,313
Telecommunication Services—1.3%
Softbank Corp. (Japan)	5,200	330,077
Vodafone Group PLC (United Kingdom)	164,358	492,268
Total Telecommunication Services		822,345
Utilities—1.4%
AES Corp., The (United States)	35,611	443,001
ITC Holdings Corp. (United States)	5,199	477,112
Total Utilities		920,113
Total Common Stocks (cost $52,752,130)		59,827,153
Exchange Traded Notes—0.4%
iPath MSCI India Index ETN (United States)* (cost $298,971)	5,440	282,608
Warrants—0.6%
Bharti Airtel, Ltd., (United States)*	4,781	26,869
Bharti Infratel, Ltd., (United States)*	8,965	21,785
Housing Development Finance Corp., (United States)*	26,315	343,674
Total Warrants (cost $424,059)		392,328
Short-Term Investments—4.8%
Other Investment Companies—4.8%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $3,070,111)	3,070,111	3,070,111
Total Investments—99.6% (cost $56,545,271)		63,572,200
Other Assets, less Liabilities—0.4%		230,818
Net Assets—100.0%		$63,803,018

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks—92.9%
Consumer Discretionary—13.1%
Anta Sports Products, Ltd. (China)	1,035,949	$1,169,280
Bajaj Auto, Ltd. (India)	21,235	675,727
Dongfeng Motor Group Co., Ltd., Class H (China)	965,000	1,293,231
Genting Bhd (Malaysia)	503,541	1,524,382
Hyundai Department Store Co., Ltd. (South Korea)	5,699	818,699
Hyundai Motor Co. (South Korea)	16,556	3,423,342
Imperial Holdings, Ltd. (South Africa)	73,717	1,536,500
Naspers, Ltd., N Shares (South Africa)	19,739	1,650,813
Parkson Retail Group, Ltd. (China)	1,470,100	583,670
SJM Holdings, Ltd. (Hong Kong)	242,557	607,335
UMW Holdings Bhd (Malaysia)	124,456	532,146
Woongjin Coway Co., Ltd. (South Korea)	27,934	1,489,334
Total Consumer Discretionary		15,304,459
Consumer Staples—5.5%
Cia de Bebidas das Americas, ADR (Brazil)	15,838	598,360
E-Mart Co., Ltd. (South Korea)	3,279	617,093
Hengan International Group Co., Ltd. (China)	81,400	893,640
Jeronimo Martins SGPS, S.A. (Portugal)	51,792	1,023,269
Natura Cosmeticos S.A. (Brazil)	50,161	1,003,286
SABMiller PLC (United Kingdom)	47,135	2,295,220
Total Consumer Staples		6,430,868
Energy—8.0%
Adaro Energy Tbk PT (Indonesia)	5,888,174	400,313
China Shenhua Energy Co., Ltd., Class H (China)	691,000	1,994,497
CNOOC, Ltd., ADR (Hong Kong)	8,727	1,569,464
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	31,599	1,244,324
Gazprom OAO, Sponsored ADR (Russia)	183,799	1,420,324
Oil & Natural Gas Corp., Ltd. (India)*	224,684	1,073,411
Pacific Rubiales Energy Corp. (Canada)	21,016	408,616
Shougang Fushan Resources Group, Ltd. (Hong Kong)	948,874	310,579
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	495,154	479,230
TMK OAO, GDR (Russia)	32,953	444,866
Total Energy		9,345,624
Financials—23.0%
Axis Bank, Ltd. (India)	60,200	1,023,684
Banco Bradesco, S.A., ADR (Brazil)	129,470	1,582,123
Banco Santander Brasil, S.A., ADR (Brazil)	147,629	888,727

	Shares	Value
Bancolombia, S.A., Sponsored ADR (Colombia)	23,389	$1,343,698
Bangkok Bank PCL (Thailand)	224,300	1,498,435
Bank Mandiri Tbk PT (Indonesia)	1,610,193	1,393,639
Bank of Ayudhya PCL (Thailand)	714,495	850,632
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,090,495	873,916
CETIP, S.A.—Mercados Organizados (Brazil)	117,435	1,185,495
China Construction Bank Corp., Class H (China)	2,620,200	1,953,623
Dongbu Insurance Co., Ltd. (South Korea)	25,386	1,074,876
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	111,243	701,717
Haci Omer Sabanci Holding A.S. (Turkey)	158,253	791,142
Housing Development Finance Corp. (India)	45,867	605,206
Industrial & Commercial Bank of China, Ltd., Class H (China)	3,191,196	2,096,008
Itau Unibanco Holding, S.A., ADR (Brazil)	127,824	1,629,761
Kasikornbank PCL (Thailand)	298,100	1,781,375
KB Financial Group, Inc., ADR (South Korea)	16,302	515,469
Sberbank of Russia (Russia)	574,637	1,651,165
Sberbank of Russia, Sponsored ADR (Russia)	92,762	1,064,880
Shinhan Financial Group Co., Ltd. (South Korea)	21,546	785,398
State Bank of India, Sponsored GDR (India)	10,686	600,539
Turkiye Garanti Bankasi A.S. (Turkey)	271,295	1,058,757
Total Financials		26,950,265
Health Care—4.0%
Diagnosticos da America S.A. (Brazil)	198,125	1,053,436
Dr Reddy’s Laboratories, Ltd. (India)	32,979	1,231,981
Life Healthcare Group Holdings, Ltd. (South Africa)	108,300	394,636
Mindray Medical International, Ltd., ADR (China)[2]	48,572	1,989,023
Total Health Care		4,669,076
Industrials—9.4%
All America Latina Logistica, S.A. (Brazil)	290,253	1,122,156
Arteris, S.A. (Brazil)	110,056	1,037,195
Bidvest Group, Ltd. (South Africa)	55,029	1,359,366
Copa Holdings, S.A. (Panama)	7,400	1,029,858
Embraer, S.A., ADR (Brazil)	30,799	1,046,242
Enka Insaat ve Sanayi A.S. (Turkey)	235,261	648,558
Globaltrans Investment PLC, GDR (Cayman Islands)	85,471	1,194,030
Hyundai Glovis Co., Ltd. (South Korea)	5,203	896,381
Samsung Heavy Industries Co., Ltd. (South Korea)	44,847	1,592,920

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—9.4% (continued)
Tata Motors, Ltd., Sponsored ADR (India)	46,423	$1,116,009
Total Industrials		11,042,715
Information Technology—15.3%
Baidu, Inc., Sponsored ADR (China)*	27,213	3,600,552
Delta Electronics, Inc. (Taiwan)	192,418	933,369
HCL Technologies, Ltd. (India)	46,177	711,850
Hon Hai Precision Industry Co., Ltd. (Taiwan)	623,111	1,613,429
Infosys, Ltd., Sponsored ADR (India)	23,902	1,187,451
MediaTek, Inc. (Taiwan)	121,921	1,463,649
Samsung Electronics Co., Ltd. (South Korea)	4,159	4,739,253
Taiwan Semiconductor Manufacturing Co.,
Ltd. (Taiwan)	1,078,962	3,669,214
Total Information Technology		17,918,767
Materials—9.0%
Anhui Conch Cement Co., Ltd., Class H (China)	172,648	510,190
BHP Billiton PLC (United Kingdom)	61,395	1,754,597
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	597,470	1,834,123
Israel Chemicals, Ltd. (Israel)	98,440	784,985
Korea Zinc Co., Ltd. (South Korea)	4,745	1,213,593
LG Chem, Ltd. (South Korea)	2,856	716,330
Novolipetsk Steel OJSC, GDR (Russia)[2]	50,822	736,825
PTT Global Chemical PCL (Thailand)	259,690	547,898
Uralkali OJSC, GDR (Russia)	55,004	1,191,462
Vale, S.A., Sponsored ADR (Brazil)[2]	96,165	1,319,384
Total Materials		10,609,387
Telecommunication Services—3.2%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	26,785	561,949
Mobile Telesystems OJSC, Sponsored ADR (Russia)	67,735	1,320,155
MTN Group, Ltd. (South Africa)	91,766	1,718,009
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	168,000	194,357
Total Telecommunication Services		3,794,470
Utilities—2.4%
GAIL India, Ltd. (India)*	167,104	827,985

	Shares	Value
Huaneng Power International, Inc., Class H (China)	1,043,624	$1,088,299
Power Grid Corp. of India, Ltd. (India)*	514,603	856,475
Total Utilities		2,772,759
Total Common Stocks (cost $113,950,333)		108,838,390

	Principal Amount
Short-Term Investments—4.7%
Repurchase Agreements—2.0%[3]
Cantor Fitzgerald Securities, dated 07/31/13, due 08/01/13, 0.100%, total to be received $1,000,003 (secured by various U.S. Government Agency Obligations, 0.000%—12.500%, 10/15/13—05/01/51, totaling $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets Inc., dated 07/31/13, due 08/01/13, 0.090%, total to be received $1,000,003 (secured by various U.S. Government Agency Obligations, 1.847%—7.500%, 12/15/17—07/15/53, totaling $1,020,000)	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,dated 07/31/13, due 08/01/13, 0.060%, total to be received $357,251 (secured by various U.S. Government Agency Obligations, 0.000%—2.625%, 12/05/13—01/31/18, totaling $364,395)	357,250	357,250
Total Repurchase Agreements		2,357,250

	Shares
Other Investment Companies—2.7%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,111,561	3,111,561
Total Short-Term Investments (cost $5,468,811)		5,468,811
Total Investments—97.6% (cost $119,419,144)		114,307,201
Other Assets, less Liabilities—2.4%		2,867,831
Net Assets—100.0%		$117,175,032

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks—97.1%
Consumer Discretionary—16.2%
Cia Hering (Brazil)	10,579	$141,990
CJ O Shopping Co., Ltd. (South Korea)	600	195,332
Daiichikosho Co., Ltd. (Japan)	9,111	254,688
Debenhams PLC (United Kingdom)	440,337	726,288
Eclat Textile Co., Ltd. (Taiwan)	38,177	293,685
Foschini Group, Ltd., The (South Africa)[2]	16,535	168,289
Grand Korea Leisure Co., Ltd. (South Korea)	4,576	130,300
Hyundai Department Store Co., Ltd. (South Korea)	1,711	245,797
Nitori Holdings Co., Ltd. (Japan)	3,961	337,936
Piaggio & C S.p.A. (Italy)	217,304	607,241
SAF-Holland, S.A. (Germany)*	58,083	671,893
Stanley Electric Co., Ltd. (Japan)	32,802	634,887
Total Consumer Discretionary		4,408,326
Consumer Staples—5.6%
FamilyMart Co., Ltd. (Japan)	10,344	456,425
Prince Frog International Holdings, Ltd. (China)	438,999	287,415
PureCircle, Ltd. (Bermuda)*	136,810	768,440
Total Consumer Staples		1,512,280
Energy—4.9%
Electromagnetic GeoServices AS (Norway)*	303,592	477,133
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	6,689	263,403
Fred Olsen Energy ASA (Norway)	4,740	228,698
Polarcus, Ltd. (Arab Emirates)*	446,323	372,075
Total Energy		1,341,309
Financials—23.2%
Aozora Bank, Ltd. (Japan)	149,392	461,502
Banca Generali S.p.A. (Italy)	21,729	546,011
Bank of Georgia Holdings PLC (United Kingdom)	6,584	177,598
Close Brothers Group PLC (United Kingdom)	36,886	584,088
Credit Saison Co., Ltd. (Japan)	18,700	418,609
Dongbu Insurance Co., Ltd. (South Korea)	3,102	131,343
First Pacific Co., Ltd. (Hong Kong)	189,612	214,284
GAM Holding AG (Switzerland)*	32,467	517,923
GP Investments, Ltd., BDR (Bermuda)*	101,120	167,104
IMMOFINANZ AG (Austria)*	151,634	621,031
International Personal Finance PLC (United Kingdom)	55,233	533,208
Jupiter Fund Management PLC (United Kingdom)	101,639	501,672
Lancashire Holdings, Ltd. (Bermuda)	35,119	430,623
Paragon Group of Cos PLC (United Kingdom)	103,950	508,680

	Shares	Value
Provident Financial PLC (United Kingdom)	20,346	$522,380
Total Financials		6,336,056
Health Care—2.8%
Mindray Medical International, Ltd., ADR (China)[2]	8,016	328,255
Sawai Pharmaceutical Co., Ltd. (Japan)	3,534	427,946
Total Health Care		756,201
Industrials—25.5%
All America Latina Logistica, S.A. (Brazil)	52,026	201,139
Ashtead Group PLC (United Kingdom)	71,173	763,566
Globaltrans Investment PLC, GDR (Cayman Islands)	18,060	252,298
Hitachi Transport System, Ltd. (Japan)	29,567	424,477
Intrum Justitia AB (Sweden)	26,788	680,100
KUKA AG (Germany)	6,143	271,155
Makita Corp. (Japan)	11,499	598,187
Michael Page International PLC (United Kingdom)	97,475	663,427
Prysmian S.p.A. (Italy)	21,219	431,402
Ramirent OYJ (Finland)	59,489	556,456
Rational AG (Germany)	477	138,448
Tatsuta Electric Wire and Cable Co., Ltd. (Japan)	58,640	454,840
Vesuvius PLC (United Kingdom)	98,713	638,851
Wacker Neuson SE (Germany)	28,553	381,129
Wienerberger AG (Austria)[2]	38,728	506,141
Total Industrials		6,961,616
Information Technology—10.9%
Anite PLC (United Kingdom)	133,934	261,587
Daum Communications Corp. (South Korea)	2,619	204,321
Dialight PLC (United Kingdom)	15,054	251,939
Digital China Holdings, Ltd. (Hong Kong)	112,159	123,124
Monitise PLC (United Kingdom)*	767,259	443,536
NCC Group PLC (United Kingdom)	181,535	354,868
Opera Software ASA (Norway)	71,703	582,640
Simplo Technology Co., Ltd. (Taiwan)	35,489	156,110
Totvs, S.A. (Brazil)	10,190	157,494
Wirecard AG (Germany)	14,231	438,940
Total Information Technology		2,974,559
Materials—6.3%
Ferrexpo PLC (Switzerland)	110,148	283,712
Kenmare Resources PLC (Ireland)*	820,418	329,490
Synthomer PLC (United Kingdom)	111,609	334,327
Taseko Mines, Ltd. (Canada)*	203,646	420,338
Tiangong International Co., Ltd. (China)	1,299,557	349,867
Total Materials		1,717,734

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services—1.7%
Inmarsat PLC (United Kingdom)	44,156	$459,469
Total Common Stocks (cost $23,626,345)		26,467,550
Warrants—0.4%
Yes Bank, Ltd., 02/11/16 (United States) (cost $169,158)	21,236	111,701

	Principal Amount
Short-Term Investments—4.4%
Repurchase Agreements—2.4%[3]
BNP Paribas Securities Corp., dated 07/31/13, due 08/01/13, 0.060%, total to be received $653,366 (secured by various U.S. Government Agency Obligations, 0.000%—0.375%, 01/16/14—03/15/16, totaling $666,432)	$653,365	653,365

	Shares	Value
Other Investment Companies—2.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	535,391	$535,391
Total Short-Term Investments (cost $1,188,756)		1,188,756
Total Investments—101.9% (cost $24,984,259)		27,768,007
Other Assets, less Liabilities—(1.9)%		(505,055)
Net Assets—100.0%		$27,262,952

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$56,845,510	$8,230,761	$(1,504,071)	$6,726,690
Trilogy Emerging Markets Equity Fund	119,567,908	6,526,107	(11,786,814)	(5,260,707)
Trilogy International Small Cap Fund	25,294,702	3,641,218	(1,167,913)	2,473,305

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Trilogy Emerging Markets Equity Fund	$2,326,194	2.0%
Trilogy International Small Cap Fund	495,019	1.8

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy Global Equity Fund†
Belgium	0.7%
Bermuda	0.4%
Brazil	0.9%
Canada	0.6%
China	2.8%
Denmark	1.3%
France	5.1%
Germany	3.8%
Hong Kong	1.0%
India	0.4%
Ireland	1.9%
Israel	2.1%
Italy	1.9%
Japan	7.7%
Norway	0.5%
Portugal	1.2%
Russia	0.8%
South Korea	1.5%
Sweden	2.0%
Switzerland	6.3%
Taiwan	0.4%
United Kingdom	9.3%
United States	47.4%

100.0%

†	As a percentage of total market value on July 31, 2013.

Country	Trilogy Emerging Markets Equity Fund†
Brazil	11.1%
Canada	0.4%
Cayman Islands	2.2%
China	15.3%
Colombia	1.2%
Hong Kong	2.2%
India	8.9%
Indonesia	3.0%
Israel	0.7%
Malaysia	1.8%
Mexico	2.8%
Portugal	0.9%
Russia	7.0%
South Africa	6.0%
South Korea	15.9%
Taiwan	6.9%
Thailand	4.2%
Turkey	2.2%
United Kingdom	3.6%
United States	2.8%
Other	0.9%

100.0%

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy International Small Cap Fund†
Austria	4.2%
Bermuda	5.0%
Brazil	1.9%
Canada	1.6%
Cayman Islands	1.9%
China	3.6%
Finland	2.1%
Germany	7.0%
Hong Kong	1.2%
Ireland	1.2%
Italy	5.8%
Japan	16.5%
Norway	4.7%
South Africa	0.6%
South Korea	3.3%
Sweden	2.5%
Switzerland	2.9%
Taiwan	1.7%
United Arab Emirates	1.4%
United Kingdom	28.5%
United States	2.4%

100.0%

†	As a percentage of total market value on July 31, 2013.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2013:

	Quoted Prices in Active Markets
	for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$10,728,315	$731,492	—	$11,459,807
Financials	3,976,364	7,175,732	—	11,152,096
Consumer Discretionary	4,316,434	6,192,781	—	10,509,215
Industrials	2,796,289	4,967,042	—	7,763,331
Energy	3,854,779	1,620,499	—	5,475,278
Health Care	3,280,247	1,953,369	—	5,233,616
Consumer Staples	1,571,028	3,094,011	—	4,665,039
Materials	601,004	1,225,309	—	1,826,313
Utilities	920,113	—	—	920,113
Telecommunication Services	—	822,345	—	822,345
Exchange Traded Notes	282,608	—	—	282,608
Warrants	370,543	21,785	—	392,328
Other Investment Companies	3,070,111	—	—	3,070,111

Total Investments in Securities	$35,767,835	$27,804,365	—	$63,572,200

	Quoted Prices in Active Markets
	for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$7,846,990	$19,103,275	—	$26,950,265
Information Technology	4,788,003	13,130,764	—	17,918,767
Consumer Discretionary	—	15,304,459	—	15,304,459
Industrials	6,545,490	4,497,225	—	11,042,715
Materials	3,153,507	7,455,880	—	10,609,387
Energy	2,422,946	6,922,678	—	9,345,624
Consumer Staples	1,601,646	4,829,222	—	6,430,868
Health Care	3,042,459	1,626,617	—	4,669,076
Telecommunication Services	1,882,104	1,912,366	—	3,794,470
Utilities	—	2,772,759	—	2,772,759
Short-Term Investments
Repurchase Agreements	—	2,357,250	—	2,357,250
Other Investment Companies	3,111,561	—	—	3,111,561

Total Investments in Securities	$34,394,706	$79,912,495	—	$114,307,201

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets
	for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$453,437	$6,508,179	—	$6,961,616
Financials	167,104	6,168,952	—	6,336,056
Consumer Discretionary	141,990	4,266,336	—	4,408,326
Information Technology	955,898	2,018,661	—	2,974,559
Materials	749,828	967,906	—	1,717,734
Consumer Staples	—	1,512,280	—	1,512,280
Energy	—	1,341,309	—	1,341,309
Health Care	328,255	427,946	—	756,201
Telecommunication Services	—	459,469	—	459,469
Warrants	111,701	—	—	111,701
Short-Term Investments
Repurchase Agreements	—	653,365	—	653,365
Other Investment Companies	535,391	—	—	535,391

Total Investments in Securities	$3,443,604	$24,324,403	—	$27,768,007

As of July 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 16, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 16, 2013